Business Combinations - Vitalyst LLC (Details) $ in Thousands, $ in Thousands			9 Months Ended	12 Months Ended
	Jan. 31, 2022 CAD ($)	Jan. 31, 2022 USD ($)	Dec. 31, 2021 CAD ($)	Mar. 31, 2023 CAD ($)	Mar. 31, 2023 USD ($)	Mar. 31, 2022 CAD ($)	Jan. 31, 2022 USD ($)
Disclosure of detailed information about business combination [line items]
Revenues				$ 522,701		$ 437,885
Vitalyst, LLC
Disclosure of detailed information about business combination [line items]
Consideration paid	$ 57,592	$ 45,362
Accounts payable and accrued liabilities as of acquisition date	2,893						$ 2,279
Long-term Debt Recognized as of Acquisition Date	38,279						30,150
Acquisition related costs	1,652					1,693
Potential contingent consideration recognized as of acquisition date	1,270						1,000
Cash consideration for acquisition	$ 16,420						$ 12,933
Revenue from business acquired						4,980
Profit (loss) from business acquired			$ (13,457)			1,219
Amortisation expense						$ 569
Revenues			$ 464,327
Increase (decrease) in working capital				1,049	$ 830
Increase (decrease) in goodwill				$ 1,049